Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - USD ($)		Apr. 30, 2026	Oct. 31, 2025
Schedule of Prepayments and Other Assets [Abstract]
Prepayments for fuel and other costs		$ 6,821,869	$ 8,125,053
Prepaid keyman insurance	[1]	1,119,556	1,108,848
Others		161,808	77,875
Total		8,103,233	9,311,776
Including:
Prepayments, prepaid expense and other current assets		7,263,566	8,481,387
Prepayments, prepaid expenses and other non-current assets		$ 839,667	$ 830,389

[1]	On February 14, 2020, the Company purchased a keyman insurance policy for its principal shareholder at a cost of $916,923. As of April 30, 2026, the surrender value was $831,506. On September 25, 2025, the Company purchased a new keyman insurance for its management at a cost of $367,729. As of April 30, 2026, the surrender value was $288,050.